Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012 segment		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments																	3
External revenues	$ 1,258	[1]	$ 1,709	[1]	$ 1,402	[1]	$ 1,412	[1]	$ 1,296	[1]	$ 1,876	[1]	$ 1,458	[1]	$ 1,597	[1]	$ 5,781		$ 6,227		$ 6,269
Depreciation and amortization																	667		646		627
Interest and dividend income																	4	[2]	3		4
Interest Expense																	391		387		415
Income taxes (benefit)																	309		245		274
Income (Loss) from Continuing Operations Attributable to Parent	15	[1]	305	[1]	161	[1]	37	[1]	(1)	[1]	265	[1]	116	[1]	38	[1]	518		418		483
Capital expenditures																	1,063		881		941
TOTAL ASSETS	22,219								23,723								22,219		23,723
Impairment and other charges																			123		64
Union Electric Company [Member]
Segment Reporting Information [Line Items]
External revenues																	3,252		3,360		3,180
Intersegment revenues																	20		23		17
Depreciation and amortization																	440		408		382
Interest and dividend income																	32		30		31
Interest Expense																	223		209		213
Income taxes (benefit)																	252		161		199
Income (Loss) from Continuing Operations Attributable to Parent																	416		287		364
Capital expenditures																	595		550		624
TOTAL ASSETS	13,043								12,757								13,043		12,757		12,504
Ameren Illinois Company [Member]
Segment Reporting Information [Line Items]
External revenues																	2,524		2,784		3,012
Intersegment revenues																	1		3		2
Depreciation and amortization																	221		215		210
Interest and dividend income																			1		1
Interest and dividend income
Interest Expense																	129		136		143
Income taxes (benefit)																	94		127		137
Income (Loss) from Continuing Operations Attributable to Parent																	141		193		208
Capital expenditures																	442		351		281
TOTAL ASSETS	7,282								7,213								7,282		7,213		7,406
Other Segment [Member]
Segment Reporting Information [Line Items]
External revenues																	5		83		77
Intersegment revenues																	3		3
Depreciation and amortization																	6		23		35
Interest and dividend income
Interest Expense																	39		42		59
Income taxes (benefit)																	(37)		(43)		(62)
Income (Loss) from Continuing Operations Attributable to Parent																	(39)		(62)		(89)
Capital expenditures																	26		(20)	[3]	36
TOTAL ASSETS	1,228								1,211								1,228		1,211		1,354
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Intersegment revenues																	(24)		(29)		(19)
Interest and dividend income
Interest Expense
TOTAL ASSETS	(934)								(1,176)								(934)		(1,176)		(1,541)
Segment, Continuing Operations [Member]
Segment Reporting Information [Line Items]
External revenues																	5,781		6,227		6,269
Depreciation and amortization																	667		646		627
Interest and dividend income																	32		31		32
Interest Expense																	391		387		415
Income taxes (benefit)																	309		245		274
Income (Loss) from Continuing Operations Attributable to Parent																			418		483
Capital expenditures																	1,063		881		941
TOTAL ASSETS	$ 20,619	[4]							$ 20,005	[4]							$ 20,619	[4]	$ 20,005	[4]	$ 19,723	[4]

[1]	The sum of quarterly amounts, including per share amounts, may not equal amounts reported for year-to-date periods. This is due to the effects of rounding and changes in the number of weighted-average shares outstanding each period.
[2]	Includes interest income relating to a 2012 refund of charges included in an expired power purchase agreement with Entergy. See Note 2 - Rate and Regulatory Matters for additional information.
[3]	Includes the elimination of intercompany transfers.
[4]	See Note 16 - Divestiture Transactions and Discontinued Operations for additional information